Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories
	December 31, 2017	December 31, 2016
Raw materials	$2,833,317	$1,707,610
Work in progress	7,446,080	3,132,624
Finished goods	-	-
	10,279,397	4,840,234
Less: write-down of inventories	-	-
Inventories	$10,279,397	$4,840,234